RELATED PARTY TRANSACTIONS (10-K)	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

10.      RELATED PARTY TRANSACTIONS

On February 20, 2003, UG purchased $4,000,000 of a trust preferred security offering issued by FSBI.  The security has a mandatory redemption after 30 years with a call provision after 5 years.  The security pays a quarterly dividend at a fixed rate of 6.515%.  The Company received $264,219 of dividends in 2010 and 2009.  On March 30, 2009, UG purchased $1,000,000 of FSBI common stock.  The sale and transfer of this security are restricted by the provisions of a stock restriction and buy-sell agreement.

As part of the acquisition of ACAP on December 8, 2006, UTG loaned $3,357,000 to ACAP.  ACAP used the proceeds for the repayment of existing debt with an unaffiliated financial institution and to retire all of its outstanding preferred stock.  The terms of the inter-company loan mirror the interest rate and repayment requirements of the debt with First Tennessee Bank National Association.  A payment of $576,235 was made on the loan in 2010.  No payments were made on the loan in 2009.  As of December 31, 2010, the balance of the loan is $2,682,849.

During June 2003, UG entered into a lease agreement with Bandyco, LLC, an affiliated entity, for a one-sixth interest in an aircraft.  Bandyco, LLC is affiliated with Ward F. Correll, who is a director of the Company.  The Company is responsible for its share of annual non-operational costs, in addition to the operational costs as are billable for specific use.  During 2006, UG entered into an additional lease agreement for a 27.5% interest in a second plane with Bandyco, LLC.  The lease term was for a period of five years at a total cost of $166,913.  In December 2009, this aircraft was sold.  The aircraft is used for business related travel by various officers and employees of the company.  For years 2010 and 2009 UTG paid $308,362 and $203,857 for costs associated with the aircraft.

On March 26, 2002, the Board of Directors of UTG adopted, and on June 11, 2002, the shareholders of UTG approved, the UTG, Inc. Employee and Director Stock Purchase Plan.  This plan was terminated effective June 17, 2009 (See Note 10.A. to the consolidated financial statements).

Effective January 1, 2007, UTG entered into administrative services and cost sharing agreements with its subsidiaries, UG, AC and TI.  Under these arrangements, each company pays its proportionate share of expenses of the entire group, based on an allocation formula.  During 2010, UG and AC paid $3,692,434 and $3,174,724, respectively.  During 2009, UG, AC and TI paid $3,383,565, $2,827,504 and $690,028, respectively.

Respective domiciliary insurance departments have approved the agreements of the insurance companies and it is Management’s opinion that where applicable, costs have been allocated fairly and such allocations are based upon accounting principles generally accepted in the United States of America.

The Company from time to time acquires mortgage loans through participation agreements with FSNB.  FSNB services the Company’s mortgage loans including those covered by the participation agreements.  The Company pays a .25% servicing fee on these loans and a onetime fee at loan origination of .50% of the original loan amount to cover costs incurred by FSNB relating to the processing and establishment of the loan.  The Company paid $190,297 and $74,153 in servicing fees and $508,283 and $558,843 in origination fees to FSNB during 2010 and 2009, respectively.

The Company reimbursed expenses incurred by employees of FSNB relating to travel and other costs incurred on behalf of or relating to the Company.  The Company paid $23,763 and $22,521 in 2010 and 2009, respectively to FSNB in reimbursement of such costs.  In addition, the Company began reimbursing FSNB a portion of salaries and pension costs for Mr. Correll, Mr. Ditto and a third employee.  The reimbursement was approved by the UTG Board of Directors and totaled $433,340 and $332,766 in 2010 and 2009, respectively, which included salaries and other benefits.

On July 2, 2010, UG paid a cash dividend of $1,100,000 to UTG.  On December 6, 2010, UG paid an additional dividend of $1,625,000 to UTG.  UG paid no cash dividends in 2009.  On May 10, 2010, AC paid a cash dividend of $728,130 to ACAP.  These dividends were comprised entirely of ordinary dividends.  No regulatory approvals were required prior to the payment of these dividends.

On July 20, 2009, the Company’s indirect 73% owned subsidiary AC, a Texas life insurance company, entered into a definitive stock purchase agreement for the sale of its 100% owned life insurance subsidiary, TI.  The transaction was completed on December 30, 2009.  TI was sold to United Funeral Directors Benefit Life Insurance Company, an unaffiliated third party.  The sale price was $6,415,169 which was paid in cash.  The transaction had no impact to the consolidated income statement of the Company.  TI was an immaterial subsidiary acquired in 2006 as part of the acquisition of ACAP Corporation and subsidiaries.  The Company has a history of acquisition and consolidation.  TI is a Texas only stipulated premium insurance company. This fact made a consolidation or merger of this company with any of the other insurance companies within the group impractical.